As filed with the Securities and Exchange Commission on April 11, 2019
1933 Act Registration No. 002-11357
1940 Act Registration No. 811-00582
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[ X ]
Pre-Effective Amendment No.	[ ]	[ ]
Post-Effective Amendment No.	216	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[ X ]
Amendment No.	171	[ X ]

(Check appropriate box or boxes)
NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
 (Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (212) 476-8800

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

 (Name and Address of Agent for Service)
With copies to:
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
___________________________________
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective (check appropriate box):
X   immediately upon filing pursuant to paragraph (b)
      on                                  pursuant to paragraph (b)
      60 days after filing pursuant to paragraph (a)(1)
      on _________________ pursuant to paragraph (a)(1)
      75 days after filing pursuant to paragraph (a)(2)
      on _________________ pursuant to paragraph (a)(2)
      on _________________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectuses for the following classes of the following funds, which were filed with the Securities and Exchange Commission in Post-Effective Amendment No. 215 to the Registrant’s registration statement on March 28, 2019:

Class R6 shares of Neuberger Berman Guardian Fund and Neuberger Berman Mid Cap Intrinsic Value Fund.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 216 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 11th day of April, 2019.

NEUBERGER BERMAN EQUITY FUNDS

By:	/s/ Joseph V. Amato
Name:	Joseph V. Amato
Title:	President and Chief Executive Officer

          Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 216 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Joseph V. Amato	President, Chief Executive Officer and Trustee	April 11, 2019
Joseph V. Amato
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	April 11, 2019
John M. McGovern
/s/ Robert Conti	Trustee	April 11, 2019
Robert Conti*
/s/ Michael J. Cosgrove	Trustee	April 11, 2019
Michael J. Cosgrove* /s/ Marc Gary	Trustee	April 11, 2019
Marc Gary*
/s/ Martha C. Goss	Trustee	April 11, 2019
Martha C. Goss*
/s/ Michael M. Knetter	Trustee	April 11, 2019
Michael M. Knetter*
/s/ Deborah C. McLean	Trustee	April 11, 2019
Deborah C. McLean*
/s/ George W. Morriss	Trustee	April 11, 2019
George W. Morriss*
/s/ Tom D. Seip	Chairman of the Board and Trustee	April 11, 2019
Tom D. Seip*
/s/ James G. Stavridis	Trustee	April 11, 2019
James G. Stavridis*
/s/ Candace L. Straight	Trustee	April 11, 2019
Candace L. Straight*

/s/ Peter P. Trapp	Trustee	April 11, 2019
Peter P. Trapp*

*Signatures affixed by Franklin H. Na on April 11, 2019, pursuant to a power of attorney filed with Post-Effective Amendment No. 210 to the Registrant’s Registration Statement on Form N-1A, File Nos. 002-11357 and 811-00582, on October 5, 2018.

NEUBERGER BERMAN EQUITY FUNDS
EXHIBIT INDEX
Exhibit	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase